Long Term Debt - MRD 5.875% Senior Unsecured Notes Offering - Additional Information (Detail) (5.875% Senior Unsecured Notes ("MRD Senior Notes") [Member], USD $)
In Millions, unless otherwise specified
0 Months Ended
Jul. 10, 2014
Debt Obligations [Line Items]
Senior unsecured notes maturity date	Jul. 01, 2022
Other event of default minimum note holder percentage to accelerate	25.00%
Private Placement of Debt [Member]
Debt Obligations [Line Items]
Aggregate principal amount	$ 600.0
Senior unsecured notes interest rate	5.875%